Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 83.6% of Net Assets

Non-Convertible Bonds — 80.0%
	ABS Car Loan — 0.1%
$270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	$273,066
145,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	144,963
		418,029
	ABS Home Equity — 0.0%
84,035	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.092%, 9/19/2045(b)	43,738
	Aerospace & Defense — 1.2%
545,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	560,456
255,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	262,564
105,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	110,219
630,000	TransDigm, Inc., 4.625%, 1/15/2029	618,155
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,333,724
50,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	50,045
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	638,331
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	93,383
		3,666,877
	Automotive — 1.1%
1,305,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	1,287,965
455,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	436,943
1,285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	1,287,827
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	217,197
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	151,494
		3,381,426
	Banking — 1.7%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	323,044
1,130,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,167,035
1,795,000	Synchrony Financial, 7.250%, 2/02/2033	1,878,188
1,760,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,749,824
		5,118,091
	Brokerage — 0.3%
770,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	791,719
45,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	47,347
		839,066
	Building Materials — 2.6%
2,320,000	Builders FirstSource, Inc., 6.750%, 5/15/2035(a)	2,388,707
1,155,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	1,166,839
2,005,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	2,061,781
2,400,000	QXO Building Products, Inc., 6.750%, 4/30/2032(a)	2,472,485
		8,089,812
	Cable Satellite — 8.4%
1,685,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,669,473
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	597,806
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	$419,198
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	140,737
1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	574,344
235,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	215,156
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,174,641
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	227,667
2,285,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	1,696,134
2,950,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,938,898
1,660,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,627,779
2,675,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,596,952
1,850,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,678,875
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	372,219
1,655,000	DISH DBS Corp., 7.750%, 7/01/2026	1,470,119
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	211,319
5,050,457	EchoStar Corp., 10.750%, 11/30/2029	5,201,971
1,260,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,209,678
1,720,000	Time Warner Cable LLC, 7.300%, 7/01/2038	1,875,648
		25,898,614
	Chemicals — 1.7%
2,275,000	Ashland, Inc., 3.375%, 9/01/2031(a)	2,027,193
530,000	Chemours Co., 4.625%, 11/15/2029(a)	461,331
2,230,000	Chemours Co., 5.750%, 11/15/2028(a)	2,090,190
805,000	Hercules LLC, 6.500%, 6/30/2029	807,616
		5,386,330
	Construction Machinery — 1.1%
435,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	455,445
565,000	Herc Holdings, Inc., 7.250%, 6/15/2033(a)	592,137
1,440,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,354,115
900,000	United Rentals North America, Inc., 4.000%, 7/15/2030	858,850
35,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	36,051
		3,296,598
	Consumer Cyclical Services — 0.6%
240,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	229,713
1,620,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,522,400
45,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	46,872
		1,798,985
	Consumer Products — 0.9%
1,075,000	Newell Brands, Inc., 8.500%, 6/01/2028(a)	1,128,977
725,000	Whirlpool Corp., 6.125%, 6/15/2030	731,372
785,000	Whirlpool Corp., 6.500%, 6/15/2033	787,513
		2,647,862
	Diversified Manufacturing — 1.4%
880,000	Esab Corp., 6.250%, 4/15/2029(a)	900,998
2,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	2,205,685
1,290,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,321,594
		4,428,277
	Electric — 0.2%
190,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	188,960
530,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	535,282
		724,242
	Environmental — 0.6%
95,000	Clean Harbors, Inc., 4.875%, 7/15/2027(a)	94,534
505,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	498,891
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	404,687

Principal Amount	Description	Value (†)

	Environmental — continued
$500,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	$484,963
305,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	296,166
90,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	94,178
		1,873,419
	Finance Companies — 3.0%
2,040,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	2,082,682
975,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,016,679
295,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	298,179
1,035,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,066,860
1,310,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,360,671
1,290,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	1,299,159
570,000	Navient Corp., 5.000%, 3/15/2027	567,684
1,615,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,497,135
		9,189,049
	Financial Other — 0.1%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	24,256
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	8,500
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	8,713
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	12,872
226,880	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	6,806
49,972	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(f)	1,184
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	2,378
200,000	China Evergrande Group, 9.500%, 4/11/2022(d)	2,260
465,055	Easy Tactic Ltd., 7.500% PIK and/or 6.500% Cash, 7/11/2027(d)(g)	11,133
50,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	48,447
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	16,732
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	16,672
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	16,452
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	24,656
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	13,587
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	10,094
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	10,250
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	10,052
74,922	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(g)	8,839
75,104	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(g)	9,012
150,572	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(g)	18,069
226,405	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(g)	27,130
226,953	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(g)	27,234
106,874	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(g)	12,840
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	6,663
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	21,420
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	56,520
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	14,126
Principal Amount	Description	Value (†)

	Financial Other — continued
$820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	$2,665
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	525
		450,087
	Food & Beverage — 2.2%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	231,233
1,485,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,390,702
390,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(a)	387,591
2,025,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,952,604
225,000	Performance Food Group, Inc., 6.125%, 9/15/2032(a)	230,160
295,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	273,822
230,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	221,084
430,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	428,028
1,555,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,599,597
80,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	80,729
		6,795,550
	Gaming — 1.3%
1,910,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,981,646
570,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	596,455
1,445,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	1,501,966
		4,080,067
	Government Owned - No Guarantee — 0.3%
865,000	Ecopetrol SA, 8.375%, 1/19/2036	834,610
	Health Care REITs — 0.4%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	374,688
715,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	748,287
		1,122,975
	Health Insurance — 1.0%
1,365,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,268,222
1,395,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,269,742
535,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	544,576
		3,082,540
	Healthcare — 2.2%
1,275,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(a)	1,207,172
745,000	DaVita, Inc., 3.750%, 2/15/2031(a)	677,578
330,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(a)	316,180
1,060,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	1,050,898
910,000	Hologic, Inc., 3.250%, 2/15/2029(a)	867,186
185,000	Hologic, Inc., 4.625%, 2/01/2028(a)	182,834
890,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	829,525
290,000	Owens & Minor, Inc., 6.625%, 4/01/2030(a)	272,411
1,510,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	1,513,518
		6,917,302
	Home Construction — 0.5%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(d)(h)	—
1,440,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,434,939
200,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	203,003
		1,637,942
	Independent Energy — 4.9%
2,645,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,702,193
605,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	619,466

Principal Amount	Description	Value (†)

	Independent Energy — continued
$1,915,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	$1,944,181
1,675,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	1,693,608
740,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	722,536
95,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	99,025
150,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	142,687
35,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	34,752
1,270,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,260,611
420,000	Matador Resources Co., 6.500%, 4/15/2032(a)	420,219
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	336,508
1,205,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	1,203,770
1,380,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	1,392,263
790,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	814,091
759,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	754,331
960,000	SM Energy Co., 6.750%, 8/01/2029(a)	956,471
		15,096,712
	Industrial Other — 0.3%
640,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	619,100
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	373,615
45,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	44,604
		1,037,319
	Leisure — 0.5%
1,470,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	1,501,794
	Life Insurance — 0.6%
1,945,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,989,560
	Lodging — 2.9%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,761,893
700,000	Hilton Domestic Operating Co., Inc., 3.750%, 5/01/2029(a)	671,030
50,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	47,004
2,730,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,772,392
2,325,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	2,232,945
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	850,484
695,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	666,330
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,044
75,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	75,824
		9,082,946
	Media Entertainment — 2.4%
105,000	Discovery Communications LLC, 3.625%, 5/15/2030	92,699
1,010,000	Discovery Communications LLC, 6.350%, 6/01/2040	701,586
1,130,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,095,761
264,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	195,463
422,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	327,365
2,085,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	2,048,587
2,877,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,139,769
1,315,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	775,061
		7,376,291
	Metals & Mining — 3.5%
1,540,000	Alumina Pty. Ltd., 6.375%, 9/15/2032(a)	1,568,924
195,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	191,985
1,335,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(a)	1,253,507
370,000	Commercial Metals Co., 3.875%, 2/15/2031	339,581
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$1,135,000	Commercial Metals Co., 4.125%, 1/15/2030	$1,085,543
730,000	Commercial Metals Co., 4.375%, 3/15/2032	669,841
1,800,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,910,425
1,120,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	767,850
115,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(a)	89,985
175,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	175,815
120,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	119,936
2,450,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,507,350
		10,680,742
	Midstream — 6.1%
2,170,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	2,143,735
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	271,272
1,475,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,569,229
1,965,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	1,944,204
1,515,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	1,456,631
1,415,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	1,405,073
515,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	529,631
1,185,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	1,117,134
735,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	642,742
555,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	513,704
2,680,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	2,605,493
1,475,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034	1,475,562
1,455,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036	1,455,455
760,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	813,825
715,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	773,932
		18,717,622
	Non-Agency Commercial Mortgage-Backed Securities — 1.0%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.926%, 11/15/2031(a)(b)	27,597
320,265	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.926%, 11/15/2031(a)(b)	65,514
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.915%, 5/10/2047(a)(b)	508,875
385,413	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	360,357
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	512,775
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.295%, 8/10/2044(a)(b)	96,843
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.012%, 7/10/2046(a)(b)	90,751

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(b)	$49,494
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	434,157
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030(a)(b)	193,668
91,798	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	55,193
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(e)(h)	3,200
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(e)(h)	1,750
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.249%, 11/15/2059(b)	125,294
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	56,342
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.149%, 6/15/2044(a)(b)	192,702
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(b)	430,216
		3,204,728
	Oil Field Services — 0.7%
495,000	Oceaneering International, Inc., 6.000%, 2/01/2028	499,080
235,000	Oceaneering International, Inc., 6.000%, 2/01/2028	236,937
273,154	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	275,228
942,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	943,947
221,666	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	225,161
45,000	Transocean, Inc., 8.000%, 2/01/2027(a)	44,330
		2,224,683
	Packaging — 0.6%
278,411	ARD Finance SA, 7.250% PIK and/or 6.500% Cash, 6/30/2027(a)(e)(g)	11,833
1,445,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,365,573
300,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028	283,510
200,000	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027(a)	203,278
		1,864,194
	Pharmaceuticals — 2.7%
2,080,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,754,574
640,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	633,600
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	400,961
220,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	215,727
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,355,221
800,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	804,609
300,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	306,366
790,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	861,789
Principal Amount	Description	Value (†)

	Pharmaceuticals — continued
$200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	$226,472
655,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	666,747
		8,226,066
	Property & Casualty Insurance — 4.7%
2,730,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,780,775
1,040,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,075,787
1,035,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	1,054,909
3,650,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,815,962
2,340,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,432,643
1,030,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	632,111
1,140,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,184,176
1,490,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,501,720
		14,478,083
	Refining — 0.5%
280,000	CVR Energy, Inc., 5.750%, 2/15/2028(a)	268,101
1,150,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	1,150,451
		1,418,552
	Restaurants — 2.8%
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,592,586
1,490,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,388,484
460,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	451,099
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	30,424
1,310,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,343,502
1,110,000	Yum! Brands, Inc., 3.625%, 3/15/2031	1,024,526
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	279,204
2,730,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	2,704,271
		8,814,096
	Retailers — 2.7%
145,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(a)	151,671
2,515,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	2,322,602
360,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	352,245
950,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(a)	876,354
720,000	Parkland Corp., 4.500%, 10/01/2029(a)	692,125
415,000	Parkland Corp., 6.625%, 8/15/2032(a)	424,164
630,000	Rakuten Group, Inc., 9.750%, 4/15/2029(a)	690,089
200,000	Rakuten Group, Inc., 9.750%, 4/15/2029	219,076
1,250,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,357,329
1,635,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(a)	866,550
454,468	Sgus LLC, 11.000%, 12/15/2029	436,324
		8,388,529
	Supermarkets — 0.4%
80,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030(a)	78,641
1,045,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.250%, 3/15/2033(a)	1,077,213
		1,155,854

Principal Amount	Description	Value (†)

	Technology — 8.9%
$1,250,000	Block, Inc., 3.500%, 6/01/2031	$1,146,585
1,710,000	Block, Inc., 6.500%, 5/15/2032	1,764,246
360,000	CommScope LLC, 9.500%, 12/15/2031(a)	376,997
40,000	Entegris, Inc., 3.625%, 5/01/2029(a)	37,909
635,000	Entegris, Inc., 4.375%, 4/15/2028(a)	618,069
1,945,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,962,828
640,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	525,583
955,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	922,045
1,260,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,200,516
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	726,990
345,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	340,281
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	73,974
1,475,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	1,516,604
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	212,216
1,660,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,616,317
35,000	Open Text Corp., 3.875%, 12/01/2029, 144A(a)	32,967
2,160,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	2,041,448
1,285,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	1,183,114
360,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	368,550
747,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	767,577
900,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	913,436
780,000	Seagate HDD Cayman, 4.091%, 6/01/2029	745,376
325,000	Seagate HDD Cayman, 4.125%, 1/15/2031	297,482
355,000	Seagate HDD Cayman, 8.250%, 12/15/2029	378,074
1,295,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	1,231,650
1,655,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,508,569
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	515,540
595,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	612,344
1,945,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	1,999,999
2,092,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,952,817
		27,590,103
	Wirelines — 0.9%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	500,275
94,000	Fibercop SpA, 6.000%, 9/30/2034(a)	87,969
465,000	Fibercop SpA, 7.200%, 7/18/2036(a)	453,181
282,000	Fibercop SpA, Series 2033, 6.375%, 11/15/2033(a)	273,847
1,485,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,361,701
		2,676,973
	Total Non-Convertible Bonds (Identified Cost $255,349,489)	247,246,335

Convertible Bonds — 3.6%
	Brokerage — 0.1%
147,000	Coinbase Global, Inc., 0.250%, 4/01/2030	191,909
	Cable Satellite — 0.5%
1,228,146	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	1,446,142
	Consumer Cyclical Services — 0.2%
214,000	DoorDash, Inc., Zero Coupon, 0.000%, 5/15/2030(a)(i)	231,838
216,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	308,124
		539,962
	Diversified Manufacturing — 0.2%
160,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	191,664
Principal Amount	Description	Value (†)

	Diversified Manufacturing — continued
$97,000	Bloom Energy Corp., 3.000%, 6/01/2028	$143,463
159,000	Itron, Inc., 1.375%, 7/15/2030	189,051
		524,178
	Electric — 0.1%
316,000	Evergy, Inc., 4.500%, 12/15/2027	369,562
105,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	113,715
		483,277
	Financial Other — 0.0%
88,172	Sunac China Holdings Ltd., 1.000% PIK and/or 0.000% Cash, 9/30/2032(a)(d)(g)	8,817
	Food & Beverage — 0.1%
364,000	Post Holdings, Inc., 2.500%, 8/15/2027	415,506
	Independent Energy — 0.1%
287,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	299,197
79,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	190,430
		489,627
	Industrial Other — 0.2%
234,000	Fluor Corp., 1.125%, 8/15/2029	307,008
108,000	Granite Construction, Inc., 3.750%, 5/15/2028	224,262
		531,270
	Leisure — 0.3%
197,000	Carnival Corp., 5.750%, 12/01/2027	433,301
464,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	496,190
		929,491
	Media Entertainment — 0.2%
213,000	Sea Ltd., 2.375%, 12/01/2025	378,349
90,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(i)	136,341
		514,690
	Pharmaceuticals — 0.1%
295,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	312,700
	Retailers — 0.0%
126,000	Freshpet, Inc., 3.000%, 4/01/2028	156,492
	Technology — 1.5%
400,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(a)(i)	411,000
630,000	Datadog, Inc., Zero Coupon, 0.000%–3.296%, 12/01/2029(a)(f)	601,965
366,000	Global Payments, Inc., 1.500%, 3/01/2031	326,838
250,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	294,750
97,000	InterDigital, Inc., 3.500%, 6/01/2027	282,512
206,000	Nutanix, Inc., 0.250%, 10/01/2027	289,842
411,000	Parsons Corp., 2.625%, 3/01/2029	436,893
318,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(a)(i)	332,906
110,000	Seagate HDD Cayman, 3.500%, 6/01/2028	197,835
238,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(i)	370,328
325,000	Tempus Ai, Inc., 0.750%, 7/15/2030	325,000
148,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	181,892
154,000	Vertex, Inc., 0.750%, 5/01/2029	184,110

Principal Amount	Description	Value (†)

	Technology — continued
$65,000	Wolfspeed, Inc., 0.250%, 2/15/2028(d)	$16,088
1,030,000	Wolfspeed, Inc., 1.875%, 12/01/2029(d)	254,925
		4,506,884
	Total Convertible Bonds (Identified Cost $10,872,866)	11,050,945
	Total Bonds and Notes (Identified Cost $266,222,355)	258,297,280

Senior Loans — 7.8%
	Brokerage — 0.4%
829,862	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.327%, 4/07/2028(b)(j)	830,210
451,235	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.260%, 2/03/2032(b)(j)	449,733
		1,279,943
	Chemicals — 0.1%
387,095	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 8/18/2028(b)	385,644
	Consumer Cyclical Services — 1.1%
29,353	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 1 mo. USD SOFR + 2.750%, 7.077%, 6/02/2031(b)(j)	29,302
1,352,691	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.030%, 10/31/2031(b)(j)	1,319,997
952,483	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.077%, 3/15/2030(b)	922,318
745,663	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 11/14/2030(b)(j)	746,363
477,208	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.327%, 8/09/2030(b)(j)	477,867
		3,495,847
	Financial Other — 0.8%
927,027	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.542%, 1/27/2032(b)(j)	928,705
1,540,000	Gryphon Debt Merger Sub, Inc., Term Loan B, 6/18/2032(k)	1,538,722
95,000	Mermaid Bidco, Inc., 2024 USD Term Loan B, 7/03/2031(k)	95,000
		2,562,427
	Healthcare — 1.1%
1,815,230	Bausch & Lomb Corp., 2025 Term Loan B, 12/17/2030(k)	1,816,374
44,200	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	44,243
7,781	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(b)(j)	7,788
403,988	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(b)(j)	404,375
582,749	Inception Holdco SARL, 2025 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 4/18/2031(b)(j)	586,758
575,430	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(k)	578,129
51,669	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 12/12/2028(b)(j)	51,911
		3,489,578
Principal Amount	Description	Value (†)

	Metals & Mining — 0.3%
$312,667	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(l)	$313,449
547,168	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.320%, 12/21/2029(b)(j)	548,535
		861,984
	Property & Casualty Insurance — 1.4%
1,077,287	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.327%, 11/06/2030(b)(j)	1,073,440
1,226,708	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 12/29/2031(b)(j)	1,226,266
782,039	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.983%, 2/15/2031(b)(j)	775,197
625,798	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.677%, 8/19/2028(b)(j)	618,532
603,803	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.046%, 5/06/2032(b)(j)	610,222
		4,303,657
	Technology — 2.4%
95,069	CommScope, Inc., 2024 Term Loan, 12/17/2029(k)	96,109
1,633,095	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 9.577%, 12/17/2029(b)(j)	1,650,961
1,682,781	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 10/31/2031(b)(j)	1,682,259
1,434,873	Fortress Intermediate 3, Inc., 2025 Term Loan B, 6/27/2031(k)	1,436,666
1,431,267	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 6/27/2031(b)(j)	1,433,057
221,319	GoTo Group, Inc., 2024 First Out Term Loan, 1 mo. USD SOFR + 4.750%, 9.162%, 4/28/2028(b)(j)	191,915
286,283	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 3/20/2032(b)(j)	287,267
453,857	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.546%, 10/26/2030(b)(j)	455,813
		7,234,047
	Wireless — 0.2%
478,791	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD SOFR + 4.000%, 8.330%, 1/30/2031(b)	481,386
	Total Senior Loans (Identified Cost $24,066,923)	24,094,513

Shares
Common Stocks— 2.9%
	Aerospace & Defense — 0.1%
603	Lockheed Martin Corp.	279,273
	Air Freight & Logistics — 0.1%
2,395	United Parcel Service, Inc., Class B	241,751
	Biotechnology — 0.3%
1,150	AbbVie, Inc.	213,463
13,098	BioMarin Pharmaceutical, Inc.(e)	719,997
1,170	Gilead Sciences, Inc.	129,718
		1,063,178
	Capital Markets — 0.2%
59	BlackRock, Inc.	61,906

Shares	Description	Value (†)
	Capital Markets — continued
597	CME Group, Inc.	$164,545
1,571	Morgan Stanley	221,291
		447,742
	Chemicals — 0.0%
149	Linde PLC	69,908
	Construction Materials — 0.2%
83,615	Cemex SAB de CV, ADR	579,452
	Consumer Staples Distribution & Retail — 0.0%
130	Costco Wholesale Corp.	128,692
	Containers & Packaging — 0.1%
1,273	Packaging Corp. of America	239,897
	Electric Utilities — 0.1%
1,960	Duke Energy Corp.	231,280
	Electrical Equipment — 0.1%
1,530	Emerson Electric Co.	203,995
	Energy Equipment & Services — 0.0%
90	Mcdermott International Ltd.(e)	990
	Financial Services — 0.1%
349	Mastercard, Inc., Class A	196,117
	Ground Transportation — 0.0%
494	Union Pacific Corp.	113,660
	Health Care Equipment & Supplies — 0.1%
1,045	Abbott Laboratories	142,130
	Health Care Providers & Services — 0.2%
557	Elevance Health, Inc.	216,651
812	UnitedHealth Group, Inc.	253,319
		469,970
	Hotels, Restaurants & Leisure — 0.0%
287	Royal Caribbean Cruises Ltd.	89,871
	Household Products — 0.2%
2,096	Colgate-Palmolive Co.	190,526
1,818	Kimberly-Clark Corp.	234,377
1,072	Procter & Gamble Co.	170,791
		595,694
	Interactive Media & Services — 0.1%
1,658	Alphabet, Inc., Class A	292,189
	Life Sciences Tools & Services — 0.0%
335	Thermo Fisher Scientific, Inc.	135,829
	Machinery — 0.0%
67	Deere & Co.	34,069
	Media — 0.1%
68,328	Altice USA, Inc., Class A(e)	146,222
6,675	Comcast Corp., Class A	238,231
3,789	Paramount Global, Class B	48,878
		433,331
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(e)	3,613
2,293	Exxon Mobil Corp.	247,186
2,985	Williams Cos., Inc.	187,488
		438,287
	Pharmaceuticals — 0.3%
3,497	Bristol-Myers Squibb Co.	161,876
1,215	Johnson & Johnson	185,591
Shares	Description	Value (†)
	Pharmaceuticals — continued
4,361	Merck & Co., Inc.	$345,217
18,066	Teva Pharmaceutical Industries Ltd., ADR(e)	302,786
		995,470
	Retail REITs — 0.0%
786	Simon Property Group, Inc.	126,357
	Semiconductors & Semiconductor Equipment — 0.1%
704	Broadcom, Inc.	194,058
912	QUALCOMM, Inc.	145,245
		339,303
	Software — 0.2%
446	Microsoft Corp.	221,845
1,123	Salesforce, Inc.	306,231
		528,076
	Specialty Retail — 0.1%
180	Home Depot, Inc.	65,995
1,197	TJX Cos., Inc.	147,818
		213,813
	Technology Hardware, Storage & Peripherals — 0.1%
859	Apple, Inc.	176,241
	Total Common Stocks (Identified Cost $10,569,891)	8,806,565

Principal Amount
Equity-Linked Notes — 1.5%
$371,297	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	376,718
457,955	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	464,743
355,621	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	397,622
438,103	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	424,170
363,253	BNP Paribas Issuance BV, (Yum! Brands, Inc.), 12.760%, 8/01/2025(a)	364,551
456,807	BNP Paribas Issuance BV, (Eaton Corp. PLC), 16.040%, 1/06/2026(a)	472,783
360,709	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	383,862
363,781	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	387,068
453,929	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	452,498
441,640	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	488,209
358,938	JPMorgan Chase Bank NA, (Autodesk, Inc.), 18.960%, 9/18/2025(a)	372,108
	Total Equity-Linked Notes (Identified Cost $4,422,033)	4,584,332

Shares	Description	Value (†)
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Aerospace & Defense — 0.2%
9,035	Boeing Co., 6.000%	$614,380
	Brokerage — 0.1%
3,400	Apollo Global Management, Inc., 6.750%	254,490
	Electric — 0.1%
8,106	PG&E Corp., Series A, 6.000%	304,786
	Total Convertible Preferred Stocks (Identified Cost $1,050,328)	1,173,656
	Total Preferred Stocks (Identified Cost $1,050,328)	1,173,656

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(h)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(e)(h)	—
	Total Warrants (Identified Cost $35,225)	—

Principal Amount
Short-Term Investments — 4.4%
$10,583,128	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $10,583,981 on 7/01/2025 collateralized by $10,794,000 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $10,794,896 including accrued interest(m)	10,583,128
3,055,000	U.S. Treasury Bills, 4.220%, 7/24/2025(n)(o)	3,046,871
	Total Short-Term Investments (Identified Cost $13,629,892)	13,629,999
	Total Investments — 100.6% (Identified Cost $319,996,647)	310,586,345
	Other assets less liabilities — (0.6)%	(1,802,051)
	Net Assets — 100.0%	$308,784,294

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$205,238,719 or 66.5% of net assets.

(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	123	$25,490,055	$25,586,883	$96,828

At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	58	$6,262,524	$6,322,000	$(59,476)
CBOT U.S. Long Bond Futures	9/19/2025	13	1,455,973	1,501,094	(45,121)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	9	1,038,847	1,072,125	(33,278)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	11	1,235,633	1,256,922	(21,289)
Total					$(159,164)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$1,637,942	$ —	$1,637,942
Non-Agency Commercial Mortgage-Backed Securities	—	3,199,778	4,950	3,204,728
All Other Non-Convertible Bonds(a)	—	242,403,665	—	242,403,665
Total Non-Convertible Bonds	—	247,241,385	4,950	247,246,335
Convertible Bonds(a)	—	11,050,945	—	11,050,945
Total Bonds and Notes	—	258,292,330	4,950	258,297,280
Senior Loans(a)	—	24,094,513	—	24,094,513
Common Stocks(a)	8,806,565	—	—	8,806,565
Equity-Linked Notes	—	4,584,332	—	4,584,332
Preferred Stocks(a)	1,173,656	—	—	1,173,656
Warrants	—	—	—	—
Short-Term Investments	—	13,629,999	—	13,629,999
Total Investments	9,980,221	300,601,174	4,950	310,586,345
Futures Contracts (unrealized appreciation)	96,828	—	—	96,828
Total	$10,077,049	$300,601,174	$4,950	$310,683,173

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(159,164)	$ —	$ —	$(159,164)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or June 30, 2025:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2025
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage-Backed Securities	38,384	—	—	(33,434)	—	—	—	—	4,950	(33,434)
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$38,384	$ —	$ —	$(33,434)	$ —	$ —	$ —	$ —	$4,950	$(33,434)